Other Operating Expenses	12 Months Ended
Dec. 31, 2019
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Other Operating Expenses
10.	OTHER OPERATING EXPENSES

	Note	2017	2018	2019
			Note
Credit loss allowance and write-down of inventories		3,955	3,846	3,663
Commission and other service expenses		22,658	23,151	23,010
Advertising and promotion expenses		2,463	2,882	2,563
Internet access terminal maintenance expenses		3,547	3,358	2,937
Customer retention costs		3,987	4,085	3,601
Auditors’ remuneration		74	78	78
Property management fee		2,169	2,192	2,188
Office and administrative expenses		1,919	1,763	1,606
Transportation expense		1,642	1,565	1,471
Miscellaneous taxes and fees		1,251	1,387	1,236
Service technical support expenses		4,355	8,035	13,981
Repairs and maintenance expenses		824	770	704
Loss on disposal of property, plant and equipment	15	3,489	4,148	2,179
Others		4,833	5,301	5,263

		57,166	62,561	64,480

Note:	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).